OTHER RECEIVABLES, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES, NET
Due from third parties	$ 4,341	$ 6,104
Property management fee deposit	1,281	1,252
Total other receivables	$ 5,622	$ 7,356